Equity	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Equity
21.	EQUITY

a.	Capital stock

	June 30, 2020	December 31, 2020	June 30, 2021
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Authorized shares	28,050.0	28,050.0	28,050.0

Authorized capital	$280,500.0	$280,500.0	$280,500.0

Issued and paid shares	25,930.3	25,930.3	25,930.3

Issued capital	$259,303.8	$259,303.8	$259,303.8

A
 holder of issued
 common shares with par value of NT$10 per share is entitled to vote and to receive dividends.
The authorized shares
 include
500.0
 million shares allocated for the exercise of employee
stock options.
As of June 30, 2021,

1,064.3
 million ADSs of TSMC were traded on the NYSE. The number of common shares represented by the ADSs was
5,321.4
 million shares (one ADS represents five common shares).

b.	Capital surplus

	June 30, 2020	December 31, 2020	June 30, 2021
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Additional paid-in capital	$24,185.0	$24,185.0	$24,185.0
From merger	22,804.5	22,804.5	22,804.5
From convertible bonds	8,892.9	8,892.9	8,892.9
From difference between the consideration received and the carrying amount of the subsidiaries’ net assets during actual disposal	—	—	8,406.3
From share of changes in equities of subsidiaries	121.8	121.8	121.8
From share of changes in equities of associates	302.5	302.5	302.8
Donations	33.3	40.5	40.5

	$56,340.0	$56,347.2	$64,753.8

Under the R.O.C. relevant laws, the capital surplus generated from the excess of the issuance price over the par value of capital stock (including the stock issued for new capital, mergers and convertible bonds), the difference between the consideration received and the carrying amount of the subsidiaries’ n
e
t assets during actual disposal and donations may be used to offset a deficit; in addition, when the Company has no deficit, such capital surplus may be distributed as cash dividends or stock dividends up to a certain percentage of TSMC’s paid-in
capital. The capital surplus from share of changes in equities of subsidiaries and associates and dividend of a claim extinguished by a prescription may be used to offset a deficit.
c.	Retained earnings and dividend policy
TSMC’s Articles of Incorporation provide that, earnings distribution may be made on a quarterly basis after the close of each quarter. Distribution of earnings by way of cash dividends should be approved by TSMC’s Board of Directors and reported to TSMC’s shareholders in its meeting. When allocating earnings, TSMC shall first estimate and reserve the taxes to be paid, offset its losses, set aside a legal capital reserve at 10% of the remaining earnings (until the accumulated legal capital reserve equals TSMC’s paid-in
capital), then set aside a special capital reserve in accordance with relevant laws or regulations or as requested by the authorities in charge. Any balance left over shall be allocated according to relevant laws and the TSMC’s Articles of Incorporation.
TSMC’s Articles of Incorporation also provide that profits of TSMC may be distributed by way of cash dividend and/or stock dividend. However, distribution of earnings shall be made preferably by way of cash dividend. Distribution of earnings may also be made by way of stock dividend, provided that the ratio for stock dividend shall not exceed 50% of the total distribution.
The legal capital reserve may be used to offset a deficit, or be distributed as dividends in cash or stocks for the portion in excess of 25% of the paid-in
capital if the Company incurs no loss.
Pursuant to existing regulations, the Company is required to set aside additional special capital reserve equivalent to the net debit balance of the other components of stockholders’ equity, such as the accumulated balance of foreign currency translation reserve, unrealized valuation gain or loss from fair value through other comprehensive income financial assets, gain or loss from changes in fair value of hedging instruments in cash flow hedges, etc. For the subsequent decrease in the deduction amount to stockholders’ equity, any special reserve appropriated may be reversed to the extent that the net debit balance reverses.
The appropriations of 2019, 2020 and 2021 quarterly earnings have been approved by TSMC’s Board of Directors in its meeting, respectively. The appropriations and cash dividends per share were as follows:

	First Quarter of 2019	Second Quarter of 2019	Third Quarter of 2019	Fourth Quarter of 2019
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Resolution date of TSMC’s Board of Directors in its meeting	June 5, 2019	August 13, 2019	November 12, 2019	February 11, 2020
Special capital reserve	$(4,724.0)	$(3,338.2)	$3,289.2	$16,893.0

Cash dividends to shareholders	$51,860.8	$64,826.0	$64,826.0	$64,826.0

Cash dividends per share (NT$)	$2.0	$2.5	$2.5	$2.5

	First Quarter of 2020	Second Quarter of 2020	Third Quarter of 2020	Fourth Quarter of 2020
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Resolution date of TSMC’s Board of Directors in its meeting	May 12, 2020	August 11, 2020	November 10, 2020	February 9, 2021
Special capital reserve	$(2,694.8)	$11,884.5	$5,501.3	$12,420.7

Cash dividends to shareholders	$64,826.0	$64,826.0	$64,826.0	$64,826.0

Cash dividends per share (NT$)	$2.5	$2.5	$2.5	$2.5

	First Quarter of 2021	Second Quarter of 2021
	NT$	NT$
	(In Millions)	(In Millions)
Resolution date of TSMC’s Board of Directors in its meeting	June 9, 2021	August 10, 2021
Special capital reserve	$(6,287.0)	$10,201.2

Cash dividends to shareholders	$71,308.5	$71,308.5

Cash dividends per share (NT$)	$2.75	$2.75

d.	Others
Changes in others were as follows:

	Six Months Ended June 30, 2020
	Foreign Currency Translation Reserve	Unrealized Gain (Loss) on Financial Assets at FVTOCI	Gain (Loss) on Hedging Instruments	Unearned Stock-Based Employee Compensation	Total
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Balance, beginning of period	$(26,871.4)	$(692.9)	$(3.8)	$(0.2)	$(27,568.3)
Exchange differences arising on translation of foreign operations	(11,690.1)	—	—	—	(11,690.1)
Unrealized gain (loss) on financial assets at FVTOCI
Equity instruments	—	(22.4)	—	—	(22.4)
Debt instruments	—	3,625.5	—	—	3,625.5
Cumulative unrealized gain (loss) of debt instruments transferred to profit or loss due to disposal	—	(926.9)	—	—	(926.9)
Loss allowance adjustments from debt instruments	—	(0.2)	—	—	(0.2)
Gain (loss) arising on changes in the fair value of hedging instruments	—	—	(42.8)	—	(42.8)
Transferred to initial carrying amount of hedged items	—	—	46.6	—	46.6
Share of other comprehensive income (loss) of associates	(176.3)	(3.5)	—	—	(179.8)
Share of unearned stock-based employee compensation of associates	—	—	—	0.2	0.2
Income tax effect	—	0.4	—	—	0.4

Balance, end of period	$(38,737.8)	$1,980.0	$—	$—	$(36,757.8)

	Six Months Ended June 30, 2021
	Foreign Currency Translation Reserve	Unrealized Gain (Loss) on Financial Assets at FVTOCI	Gain (Loss) on Hedging Instruments	Unearned Stock-Based Employee Compensation	Total
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Balance, beginning of period	$(57,001.6)	$2,321.8	$—	$—	$(54,679.8)
Exchange differences arising on translation of foreign operations	(3,095.3)	—	—	—	(3,095.3)
Unrealized gain (loss) on financial assets at FVTOCI
Equity instruments	—	817.4	—	—	817.4
Debt instruments	—	(1,622.5)	—	—	(1,622.5)
Cumulative unrealized gain (loss) of equity instruments transferred to retained earnings due to disposal	—	278.8	—	—	278.8

	Six Months Ended June 30, 2021
	Foreign Currency Translation Reserve	Unrealized Gain (Loss) on Financial Assets at FVTOCI	Gain (Loss) on Hedging Instruments	Unearned Stock-Based Employee Compensation	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Cumulative unrealized gain (loss) of debt instruments transferred to profit or loss due to disposal	$—	$(169.3)	$—	$—	$(169.3)
Loss allowance adjustments from debt instruments	—	1.6	—	—	1.6
Gain (loss) arising on changes in the fair value of hedging instruments	—	—	(41.4)	—	(41.4)
Transferred to initial carrying amount of hedged items	—	—	41.4	—	41.4
Share of other comprehensive income (loss) of associates	(73.6)	4.5	—	—	(69.1)
Income tax effect	—	(55.8)	—	—	(55.8)

Balance, end of period	$(60,170.5)	$1,576.5	$—	$—	$(58,594.0)

The aforementioned other equity includes the changes in other equities of TSMC and TSMC’s share of its subsidiaries and associates.

e.	Employee restricted stock awards
The issuance of employee restricted stock awards of no more than 2.6 million common shares has been approved by TSMC’s shareholders’ meeting held on July 26, 2021. The grants will be made free of charge
.